Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated March 26, 2019 to the

Statutory Prospectus for Class A, Class C, Class R, Class T, Class R6, Institutional Class, Class P and Administrative Class Shares of

Allianz Funds Multi-Strategy Trust,

Dated February 1, 2019 (as supplemented thereafter)

Disclosure Relating to AllianzGI Global Dynamic Allocation Fund (the “Fund”)

Effective immediately, within the Fund Summary relating to the Fund, the subsection entitled “Principal Investment Strategies” is hereby restated in its entirety as follows:

The Fund seeks to achieve its investment objective through a combination of active allocation between asset classes and actively managed strategies within those asset classes. The Fund allocates its investments among asset classes in response to changing market, economic, and political factors and events that the portfolio managers believe may affect the value of the Fund’s investments. In making investment decisions for the Fund, the portfolio managers seek to identify trends and turning points in the global markets. To gain exposure to the various asset classes, the Fund incorporates actively managed strategies and/or passive instruments. The Fund seeks to achieve its investment objective through active allocation among global equity, fixed income and a range of other asset classes, which the portfolio managers designate as “opportunistic”, together with actively managed strategies within those asset classes. The Fund may also invest in affiliated and unaffiliated mutual funds, exchange-traded funds (“ETFs”), other pooled vehicles and derivative instruments such as futures, among others, as further described below. The Fund also seeks to mitigate risk in extremely negative market environments, by decreasing exposure to asset classes, such as equities, experiencing strong downward trends.

The Fund invests directly and indirectly in globally diverse equity securities, including emerging market equities, and in U.S. dollar-denominated fixed income securities. The Fund’s baseline long-term allocation consists of 60% to global equity exposure (the “Equity Component”) and 40% to fixed income exposure (the “Fixed Income Component”), which is also the allocation of the blended benchmark index against which the Fund is managed. The portfolio managers will typically over- or under-weight the Fund against this baseline long-term allocation, depending upon the portfolio managers’ view of the relative attractiveness of the investment opportunities available, which will change over time. The Fund may also use an “Opportunistic Component” whereby it invests up to 20% of its assets in any combination of the following asset classes: emerging market debt, international debt, intermediate and long-term high yield debt (commonly known as “junk bonds”), commodities, and U.S. and international small capitalization stocks. The Fund generally expects to gain a significant portion of its exposure to “opportunistic” asset classes indirectly through investments in exchange-traded funds (ETFs), exchange-traded notes, other investment companies and pooled vehicles, and derivative instruments, although such exposure also may be gained directly.

Only securities, instruments or actively managed strategies whose primary purpose is to gain exposure to one or more of the opportunistic asset classes count toward the Opportunistic Component’s 20% limit. Thus, exposure to “opportunistic” asset classes resulting from investments in diversified underlying strategies are not included in the calculation of the Opportunistic Component of the Fund.

The portfolio managers analyze market cycles, economic cycles and valuations, of each asset class and their components and may adjust the Fund’s exposures to individual holdings and asset classes. In determining whether and how to allocate Fund assets, the portfolio managers regularly assess the Fund’s overall allocations to each strategy and consider the merits of increasing or decreasing the relative balance among asset classes in the portfolio, and may adjust the Fund’s allocations to the various asset classes through the use of derivatives and other instruments and investment techniques.

The portfolio managers also employ a risk management strategy, which may cause an adjustment to the Fund’s asset allocation in an effort to mitigate certain downside risks. Depending on market conditions, the Equity Component may range between approximately 20% and 100% of the Fund’s assets and the Fixed Income Component may range between approximately 0% and 80% of the Fund’s assets. Apart from this strategic asset allocation, the Fund may use its Opportunistic Component. As a result of its derivative positions, the Fund may have gross investment exposures in excess of 100% of its net assets (i.e., the Fund may be leveraged) and therefore subject to heightened risk of loss. The Fund’s performance can depend substantially on the performance of assets or indices underlying its derivatives even though it does not directly or indirectly own those underlying assets or indices.

The portfolio managers adjust the Fund’s exposure to the Equity Component, the Fixed Income Component, and the Opportunistic Component in response to momentum and momentum reversion signals in an effort to mitigate downside risk in times of severe market stress, and to increase the return potential in favorable markets.

The portfolio managers believe positive momentum suggests future periods of positive investment returns and typical levels of market volatility. When the momentum signals for an asset class indicate positive momentum, the portfolio managers may increase the Fund’s exposure to that asset class. Momentum is the tendency of investments to exhibit persistence in their performance. Momentum reversion is the tendency that a performance trend will ultimately change and move in an opposite direction. The portfolio managers believe negative momentum suggests future periods of negative investment returns and increased volatility. When the portfolio managers recognize negative momentum for an asset class, the Fund may reduce its exposure to that asset class.

Within the “Equity” and “Fixed Income” component limits described above, the Fund intends to make extensive use of three security selection strategies, namely, Best Styles Global Equity, Best Styles Global Managed Volatility and Advanced Core Bond. Each of these strategies is managed by a dedicated team of portfolio managers in a separate sleeve of the Fund. These portfolio managers are not responsible for changing the asset allocation of the Fund’s portfolio. A description of the investment process used for each of these strategies is set forth below.

•

Best Styles Global Equity. This strategy focuses on investments in globally diverse equity securities, including emerging market equities. The Best Styles Global Equity investment strategy centers on the portfolio managers’ belief that individual investment styles (Value, Earnings Change, Price Momentum, Growth, and Quality) carry long-term “risk premiums” that are largely independent of the current economic or market environment and that can be captured using a disciplined investment approach. “Risk premiums” represent the added value resulting from investments in certain sub-segments of the market that may carry higher risks but have historically led to higher returns on investment.

•

Best Styles Global Managed Volatility. The investment process for the Best Styles Global Managed Volatility strategy mirrors the approach used for the Best Styles Global Equity strategy described above, except that the portfolio managers also seek to control for risks associated with volatility and accordingly conduct the security-selection process used for this sleeve with reference to the MSCI ACWI Minimum Volatility Index, which is designed to reflect the performance characteristics of a minimum variance strategy applied to the MSCI ACWI equity universe.

•

Advanced Core Bond. This strategy focuses on investments in U.S. investment-grade fixed income securities. The Advanced Core Bond strategy incorporates Allianz Global Investors’ “advanced fixed income” strategy, under which the portfolio managers utilize a flexible and active diversification process across a wide range of fixed income asset classes to seek systematic identification of what they believe are fundamental debt market inefficiencies.

The Fund may invest in any type of equity or fixed income security, including common and preferred stocks, mutual funds, ETFs, warrants and convertible securities, mortgage-backed securities, asset-backed securities and government and corporate bonds. The Fund may invest in securities of companies of any capitalization, including smaller capitalization companies. The Fund also may make investments intended to provide exposure to one or more commodities or securities indices, currencies, and real estate-related securities.

In implementing these investment strategies, the Fund may make substantial use of over-the-counter (OTC) or exchange-traded derivatives, including futures contracts, interest rate swaps, total return swaps, credit default swaps, options (puts and calls) purchased or sold by the Fund, currency forwards, and structured notes. The Fund may use derivatives for a variety of purposes, including: as a hedge against adverse changes in the market price of securities, interest rates, or currency exchange rates; as a substitute for purchasing or selling securities; to increase the Fund’s return as a non-hedging strategy that may be considered speculative; and to manage portfolio characteristics. The Fund may maintain a significant percentage of its assets in cash and cash equivalents which will serve as margin or collateral for the Fund’s obligations under derivative transactions.

Effective immediately, the subsection entitled “Principal Investments and Strategies” within the section entitled “Principal Investments and Strategies of Each Fund – AllianzGI Global Dynamic Allocation Fund” is hereby restated in its entirety as follows:

Investment Objective		Dividend Frequency
Seeks long-term capital appreciation		At least Annually

Allocation Strategy	Baseline	Normal Range
Equity Exposure Fixed Income Exposure	60% 40%	20% to 100% 0% to 80%

The Fund seeks to achieve its investment objective through a combination of active allocation between asset classes and actively managed strategies within those asset classes. The Fund allocates its investments among asset classes in response to changing market, economic, and political factors and events that the portfolio managers believe may affect the value of the Fund’s investments. In making investment decisions for the Fund, the portfolio managers seek to identify trends and turning points in the global markets. To gain exposure to the various asset classes, the Fund incorporates actively managed strategies and/or passive instruments. The Fund seeks to achieve its investment objective through active allocation among global equity, fixed income and a range of other asset classes, which the portfolio managers designate as “opportunistic,” together with actively managed strategies within those asset classes. The Fund may also invest in affiliated and unaffiliated mutual funds, exchange-traded funds (“ETFs”) and exchange-traded notes, other pooled vehicles and derivative instruments such as futures, among others, as further described below. The Fund also seeks to mitigate risk in extremely negative market environments, by decreasing exposure to asset classes, such as equities, experiencing strong downward trends.

The Fund invests directly and indirectly in globally diverse equity securities, including emerging market equities, and in U.S. dollar-denominated fixed income securities. The Fund’s baseline long-term allocation consists of 60% to global equity exposure (the “Equity Component”) and 40% to fixed income exposure (the “Fixed Income Component”), which is also the allocation of the blended benchmark index against which the Fund is managed. The portfolio managers will typically over- or under-weight the Fund against this baseline long-term allocation, depending upon the portfolio managers’ view of the relative attractiveness of the investment opportunities available, which will change over time. The Fund may also use an “Opportunistic Component” whereby it invests up to 20% of its assets in any combination of the following asset classes: emerging market debt, international debt, intermediate and long-term high yield debt (commonly known as “junk bonds”), commodities, and U.S. and international small capitalization stocks. The Fund generally expects to gain a significant portion of its exposure to “opportunistic” asset classes indirectly through investments in exchange-traded funds (ETFs), exchange-traded notes, other investment companies and pooled vehicles, and derivative instruments, although such exposure also may be gained directly.

Only securities, instruments or actively managed strategies whose primary purpose is to gain exposure to one or more of the opportunistic asset classes count toward the Opportunistic Component’s 20% limit. Thus, exposure to “opportunistic” asset classes resulting from investments in diversified underlying strategies are not included in the calculation of the Opportunistic Component of the Fund. For example, if a mutual fund in which the Fund invests employs a diversified bond strategy that has a risk and volatility profile that the portfolio managers believe to be similar to (or less than) that of the Bloomberg Barclays U.S. Aggregate Bond index, any allocations within that fund to “opportunistic” asset classes, such as high yield or emerging market debt, would not count toward the Opportunistic Component’s 20% limit; however, direct allocations by the Fund to high yield or emerging market debt would be counted within the Fund’s Opportunistic Component. Additionally, exposure to “opportunistic” asset classes resulting from investments held in Best Styles Global Equity, Best Styles Global Managed Volatility and Advanced Core Bond strategies described below does not count against the 20% limit.

The portfolio managers analyze market cycles, economic cycles and valuations, of each asset class and their components and may adjust the Fund’s exposures to individual holdings and asset classes. In determining whether and how to allocate Fund assets, the portfolio managers regularly assess the Fund’s overall allocations to each strategy and consider the merits of increasing or decreasing the relative balance among asset classes in the portfolio, and may adjust the Fund’s allocations to the various asset classes through the use of derivatives and other instruments and investment techniques.

The portfolio managers also employ a risk management strategy, which may cause an adjustment to the Fund’s asset allocation in an effort to mitigate certain downside risks. Depending on market conditions, the Equity Component may range between approximately 20% and 100% of the Fund’s assets and the Fixed Income Component may range between approximately 0% and 80% of the Fund’s assets. Apart from this strategic asset allocation, the Fund may use its Opportunistic Component. As a result of its derivative positions, the Fund may have gross investment exposures in excess of 100% of its net assets (i.e., the Fund may be leveraged) and therefore subject to heightened risk of loss. The Fund’s performance can depend substantially on the performance of assets or indices underlying its derivatives even though it does not directly or indirectly own those underlying assets or indices.

The portfolio managers adjust the Fund’s exposure to the Equity Component, the Fixed Income Component, and the Opportunistic Component in response to momentum and momentum reversion signals in an effort to mitigate downside risk in times of severe market stress, and to increase the return potential in favorable markets. While the portfolio managers attempt to mitigate the downside risk to stabilize performance, there can be no assurance that the Fund will be successful in doing so. Momentum is the tendency of investments to exhibit persistence in their performance. Momentum reversion is the tendency that a performance trend will ultimately change and move in an opposite direction. The portfolio managers believe negative momentum suggests future periods of negative investment returns and increased volatility. When the portfolio managers recognize negative momentum for an asset class, the Fund may reduce its exposure to that asset class.

The portfolio managers believe positive momentum suggests future periods of positive investment returns and typical levels of market volatility. When the momentum signals for an asset class indicate positive momentum, the portfolio managers may increase the Fund’s exposure to that asset class. In addition to the momentum and momentum reversion signals, the portfolio managers also apply fundamental analysis to locate opportunities to seek to improve the Fund’s return. Fundamental analysis may contribute to an adjustment of the Fund’s exposure to the asset classes that exhibit the strongest return prospects. The fundamental analysis attempts to locate opportunities not identified from momentum-related signals.

Within the “Equity” and “Fixed Income” component limits described above, the Fund intends to make extensive use of three security selection strategies, namely, Best Styles Global Equity, Best Styles Global

Managed Volatility and Advanced Core Bond. Each of these strategies is managed by a dedicated team of portfolio managers in a separate sleeve of the Fund. These portfolio managers are not responsible for changing the asset allocation of the Fund’s portfolio. A description of the investment process used for each of these strategies is set forth below.

•

Best Styles Global Equity. This strategy focuses on investments in globally diverse equity securities, including emerging market equities. The Best Styles Global Equity investment strategy centers on the portfolio managers’ belief that individual investment styles (Value, Earnings Change, Price Momentum, Growth, and Quality) carry long-term “risk premiums” that are largely independent of the current economic or market environment and that can be captured using a disciplined investment approach. “Risk premiums” represent the added value resulting from investments in certain sub-segments of the market that may carry higher risks but have historically led to higher returns on investment.

•

Best Styles Global Managed Volatility. The investment process for the Best Styles Global Managed Volatility strategy mirrors the approach used for the Best Styles Global Equity strategy described above, except that the portfolio managers also seek to control for risks associated with volatility and accordingly conduct the security-selection process used for this sleeve with reference to the MSCI ACWI Minimum Volatility Index, which is designed to reflect the performance characteristics of a minimum variance strategy applied to the MSCI ACWI equity universe.

•

Advanced Core Bond. This strategy focuses on investments in U.S. dollar-denominated fixed income securities. The Advanced Core Bond strategy incorporates Allianz Global Investors’ “advanced fixed income” strategy, under which the portfolio managers utilize a flexible and active diversification process across a wide range of fixed income asset classes to seek systematic identification of what they believe are fundamental debt market inefficiencies.

The Fund may invest in any type of equity or fixed income security, including common and preferred stocks, mutual funds, ETFs, warrants and convertible securities, mortgage-backed securities, asset-backed securities and government and corporate bonds. The Fund may invest in securities of companies of any capitalization, including smaller capitalization companies. The Fund also may make investments intended to provide exposure to one or more commodities or securities indices, currencies, and real estate-related securities. The Fund is expected to be highly diversified across industries, sectors, and countries. The Fund may liquidate a holding if it locates another instrument that offers a more attractive exposure to an asset class or when there is a change in the Fund’s target asset allocation, or if the instrument is otherwise deemed inappropriate.

In implementing these investment strategies, the Fund may make substantial use of over-the-counter (OTC) or exchange-traded derivatives, including futures contracts, interest rate swaps, total return swaps, credit default swaps, options (puts and calls) purchased or sold by the Fund, currency forwards, and structured notes. The Fund may use derivatives for a variety of purposes, including: as a hedge against adverse changes in the market price of securities, interest rates, or currency exchange rates; as a substitute for purchasing or selling securities; to increase the Fund’s return as a non-hedging strategy that may be considered speculative; and to manage portfolio characteristics. The Fund may maintain a significant percentage of its assets in cash and cash equivalents which will serve as margin or collateral for the Fund’s obligations under derivative transactions.

Separately, the Fund will use a combination of interest rate swaps, interest rate futures, Treasury futures and total return swaps (“Interest Rate Derivatives”). The portfolio managers expect these instruments to provide additional diversification and balance the sources of risk in the Fund. Under certain market conditions, however, the investment performance of the Fund may be less favorable than it would be if the Fund did not use Interest Rate Derivatives.

In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated March 26, 2019 to the

Statement of Additional Information

of Allianz Funds Multi-Strategy Trust,

Dated February 1, 2019 (as supplemented thereafter)

Disclosure Relating to AllianzGI Global Dynamic Allocation Fund (the “Fund”)

Effective immediately, within Appendix E, the subsection entitled “AllianzGI Global Dynamic Allocation Fund—Principal Investments and Strategies” is hereby deleted in its entirety and replaced with the following:

Investment Objective		Dividend Frequency
Seeks long-term capital appreciation		At least Annually

Allocation Strategy	Baseline	Normal Range
Equity Exposure Fixed Income Exposure	60% 40%	20% to 100% 0% to 80%

The Fund seeks to achieve its investment objective through a combination of active allocation between asset classes and actively managed strategies within those asset classes. The Fund allocates its investments among asset classes in response to changing market, economic, and political factors and events that the portfolio managers believe may affect the value of the Fund’s investments. In making investment decisions for the Fund, the portfolio managers seek to identify trends and turning points in the global markets. To gain exposure to the various asset classes, the Fund incorporates actively managed strategies and/or passive instruments. The Fund seeks to achieve its investment objective through active allocation among global equity, fixed income and a range of other asset classes, which the portfolio managers designate as “opportunistic,” together with actively managed strategies within those asset classes. The Fund may also invest in affiliated and unaffiliated mutual funds, exchange-traded funds (“ETFs”) and exchange-traded notes, other pooled vehicles and derivative instruments such as futures, among others, as further described below. The Fund also seeks to mitigate risk in extremely negative market environments, by decreasing exposure to asset classes, such as equities, experiencing strong downward trends.

The Fund invests directly and indirectly in globally diverse equity securities, including emerging market equities, and in U.S. dollar-denominated fixed income securities. The Fund’s baseline long-term allocation consists of 60% to global equity exposure (the “Equity Component”) and 40% to fixed income exposure (the “Fixed Income Component”), which is also the allocation of the blended benchmark index against which the Fund is managed. The portfolio managers will typically over- or under-weight the Fund against this baseline long-term allocation, depending upon the portfolio managers’ view of the relative attractiveness of the investment opportunities available, which will change over time. The Fund may also use an “Opportunistic Component” whereby it invests up to 20% of its assets in any combination of the following asset classes: emerging market debt, international debt, intermediate and long-term high yield debt (commonly known as “junk bonds”), commodities, and U.S. and international small capitalization stocks. The Fund generally expects to gain a significant portion of its exposure to “opportunistic” asset classes indirectly through investments in exchange-traded funds (ETFs), exchange-traded notes, other investment companies and pooled vehicles, and derivative instruments, although such exposure also may be gained directly.

Only securities, instruments or actively managed strategies whose primary purpose is to gain exposure to one or more of the opportunistic asset classes count toward the Opportunistic Component’s 20% limit. Thus, exposure to “opportunistic” asset classes resulting from investments in diversified underlying strategies are not included in the calculation of the Opportunistic Component of the Fund. For example, if a mutual fund in which the Fund invests employs a diversified bond strategy that has a risk and volatility profile that the portfolio managers believe to be similar to (or less than) that of the Bloomberg Barclays U.S. Aggregate Bond index, any allocations within that fund to “opportunistic” asset classes, such as high yield or emerging market debt, would not count toward the Opportunistic Component’s 20% limit; however, direct allocations by the Fund to high yield or emerging market debt would be counted within the Fund’s Opportunistic Component. Additionally, exposure to “opportunistic” asset classes resulting from investments held in Best Styles Global Equity, Best Styles Global Managed Volatility and Advanced Core Bond strategies described below does not count against the 20% limit.

The portfolio managers analyze market cycles, economic cycles and valuations, of each asset class and their components and may adjust the Fund’s exposures to individual holdings and asset classes. In determining whether and how to allocate Fund assets, the portfolio managers regularly assess the Fund’s overall allocations to each strategy and consider the merits of increasing or decreasing the relative balance among asset classes in the portfolio, and may adjust the Fund’s allocations to the various asset classes through the use of derivatives and other instruments and investment techniques.

The portfolio managers also employ a risk management strategy, which may cause an adjustment to the Fund’s asset allocation in an effort to mitigate certain downside risks. Depending on market conditions, the Equity Component may range between approximately 20% and 100% of the Fund’s assets and the Fixed Income Component may range between approximately 0% and 80% of the Fund’s assets. Apart from this strategic asset allocation, the Fund may use its Opportunistic Component. As a result of its derivative positions, the Fund may have gross investment exposures in excess of 100% of its net assets (i.e., the Fund may be leveraged) and therefore subject to heightened risk of loss. The Fund’s performance can depend substantially on the performance of assets or indices underlying its derivatives even though it does not directly or indirectly own those underlying assets or indices.

The portfolio managers adjust the Fund’s exposure to the Equity Component, the Fixed Income Component, and the Opportunistic Component in response to momentum and momentum reversion signals in an effort to mitigate downside risk in times of severe market stress, and to increase the return potential in favorable markets. While the portfolio managers attempt to mitigate the downside risk to stabilize performance, there can be no assurance that the Fund will be successful in doing so. Momentum is the tendency of investments to exhibit persistence in their performance. Momentum reversion is the tendency that a performance trend will ultimately change and move in an opposite direction. The portfolio managers believe negative momentum suggests future periods of negative investment returns and increased volatility. When the portfolio managers recognize negative momentum for an asset class, the Fund may reduce its exposure to that asset class.

The portfolio managers believe positive momentum suggests future periods of positive investment returns and typical levels of market volatility. When the momentum signals for an asset class indicate positive momentum, the portfolio managers may increase the Fund’s exposure to that asset class. In addition to the momentum and momentum reversion signals, the portfolio managers also apply fundamental analysis to locate opportunities to seek to improve the Fund’s return. Fundamental analysis may contribute to an adjustment of the Fund’s exposure to the asset classes that exhibit the strongest return prospects. The fundamental analysis attempts to locate opportunities not identified from momentum-related signals.

Within the “Equity” and “Fixed Income” component limits described above, the Fund intends to make extensive use of three security selection strategies, namely, Best Styles Global Equity, Best Styles Global Managed Volatility and Advanced Core Bond. Each of these strategies is managed by a dedicated team of portfolio managers in a separate sleeve of the Fund. These portfolio managers are not responsible for changing the asset allocation of the Fund’s portfolio. A description of the investment process used for each of these strategies is set forth below.

•

Best Styles Global Equity. This strategy focuses on investments in globally diverse equity securities, including emerging market equities. The Best Styles Global Equity investment strategy centers on the portfolio managers’ belief that individual investment styles (Value, Earnings Change, Price Momentum, Growth, and Quality) carry long-term “risk premiums” that are largely independent of the current economic or market environment and that can be captured using a disciplined investment approach. “Risk premiums” represent the added value resulting from investments in certain sub-segments of the market that may carry higher risks but have historically led to higher returns on investment.

•

Best Styles Global Managed Volatility. The investment process for the Best Styles Global Managed Volatility strategy mirrors the approach used for the Best Styles Global Equity strategy described above, except that the portfolio managers also seek to control for risks associated with volatility and accordingly conduct the security-selection process used for this sleeve with reference to the MSCI ACWI Minimum Volatility Index, which is designed to reflect the performance characteristics of a minimum variance strategy applied to the MSCI ACWI equity universe.

•

Advanced Core Bond. This strategy focuses on investments in U.S. dollar-denominated fixed income securities. The Advanced Core Bond strategy incorporates Allianz Global Investors’ “advanced fixed income” strategy, under which the portfolio managers utilize a flexible and active diversification process across a wide range of fixed income asset classes to seek systematic identification of what they believe are fundamental debt market inefficiencies.

The Fund may invest in any type of equity or fixed income security, including common and preferred stocks, mutual funds, ETFs, warrants and convertible securities, mortgage-backed securities, asset-backed securities and government and corporate bonds. The Fund may invest in securities of companies of any capitalization, including smaller capitalization companies. The Fund also may make investments intended to provide exposure to one or more commodities or securities indices, currencies, and real estate-related securities. The Fund is expected to be highly diversified across industries, sectors, and countries. The Fund may liquidate a holding if it locates another instrument that offers a more attractive exposure to an asset class or when there is a change in the Fund’s target asset allocation, or if the instrument is otherwise deemed inappropriate.

In implementing these investment strategies, the Fund may make substantial use of over-the-counter (OTC) or exchange-traded derivatives, including futures contracts, interest rate swaps, total return swaps, credit default swaps, options (puts and calls) purchased or sold by the Fund, currency forwards, and structured notes. The Fund may use derivatives for a variety of purposes, including: as a hedge against adverse changes in the market price of securities, interest rates, or currency exchange rates; as a substitute for purchasing or selling securities; to increase the Fund’s return as a non-hedging strategy that may be considered speculative; and to manage portfolio characteristics. The Fund may maintain a significant percentage of its assets in cash and cash equivalents which will serve as margin or collateral for the Fund’s obligations under derivative transactions.

Separately, the Fund will use a combination of interest rate swaps, interest rate futures, Treasury futures and total return swaps (“Interest Rate Derivatives”). The portfolio managers expect these instruments to provide additional diversification and balance the sources of risk in the Fund. Under certain market conditions, however, the investment performance of the Fund may be less favorable than it would be if the Fund did not use Interest Rate Derivatives.

In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Please retain this Supplement for future reference.